Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 535,171	$ 474,544
Short-term deposits and restricted cash	45,990	229
Trade receivables	73,900	62,643
Short-term derivative instruments	2,918	798
Other investments	344,780	0
Other current assets	58,956	43,379
Total current assets	1,061,715	581,593
Non-current assets
Investment in ZIM (associated company)	427,059	1,354,212
Investment in OPC's associated companies	652,358	545,242
Long-term restricted cash	15,146	21,463
Long-term derivative instruments	16,077	11,637
Deferred taxes	6,382	19,016	[1]
Property, plant and equipment, net	1,222,421	1,125,820
Intangible assets, net	220,795	224,282
Long-term prepaid expenses and other non-current assets	50,814	57,266
Right-of-use assets, net	99,293	97,883
Total non-current assets	2,710,345	3,456,821
Total assets	3,772,060	4,038,414
Current liabilities
Current maturities of loans from banks and others	39,262	38,311
Trade and other payables	133,415	171,537
Dividend payable	0	188,607
Short-term derivative instruments	889	8,688
Current tax liabilities	653	34
Deferred taxes	1,285	21,117
Current maturities of lease liabilities	17,474	18,991
Total current liabilities	192,978	447,285
Non-current liabilities
Long-term loans from banks and others	610,434	596,489
Debentures	513,375	575,314
Deferred taxes	97,800	95,080	[1]
Other non-current liabilities	41,388	28,817
Long-term derivative instruments	10	192
Long-term lease liabilities	20,157	14,951
Total non-current liabilities	1,283,164	1,310,843
Total liabilities	1,476,142	1,758,128
Equity
Share capital	50,134	602,450
Translation reserve	1,206	25,680
Capital reserve	42,553	25,783
Accumulated profit	1,504,592	1,139,775
Equity attributable to owners of the Company	1,598,485	1,793,688
Non-controlling interests	697,433	486,598
Total equity	2,295,918	2,280,286
Total liabilities and equity	$ 3,772,060	$ 4,038,414

[1]	The Group reclassified a total of $30 million in non-current deferred taxes from assets to liabilities as at December 31, 2021.